Business Combination (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Combination (Textual)
Business acquisition, equity interest issued number of shares	4,985,780	3,642,084
Earn-out shares		6,300,000
Number of shares received under merger consideration		57,916
Business combination aggregate cash investments	$ 4,128,746
Business combination description		(i) the Affiliate Investors received an aggregate of 1,375,000 shares of Tempus Holdings common stock, 1,031,250 Series A-2 Warrants and 343,750 Series B-2 Warrants (collectively, the "Affiliate Investor Securities") and (ii) the New Investors received an aggregate of 1,255,265 shares of Tempus Holdings common stock, 1,369,735 shares of Tempus Holdings preferred stock, 1,968,750 Series A-1 Warrants and 656,250 Series B-1 Warrants.
Business combination aggregate common shares	2,808,329
Issuance of common stock, preferred stock and warrants pursuant to Business Combination and Financing (see Note 17)			$ 16,000,000
Net of cash and warrant liability		(130,981)
Warrants redemption value		6,675,200
Chief Financial Officer [Member]
Business Combination (Textual)
Busisness combination transacations amount		500,000
Investor [Member]
Business Combination (Textual)
Busisness combination transacations amount		10,500,000
Mr. Joseph Wright [Member]
Business Combination (Textual)
Busisness combination transacations amount		$ 5,000,000